Consolidated Statements of Cash Flows - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities:
Net loss	¥ (408,985,210)	¥ (872,926,433)	¥ (744,748,251)
Net loss / (income) from discontinued operations	(51,443,794)	33,196,461
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	169,680,769	163,149,386	133,402,504
Loss on disposal of property and equipment	4,146,858	16,404,477	8,835,137
Loss on disposal of intangible assets	125,747	646,162
Provision for Inventories write-down	3,407,308	11,589,111	387,999
Allowance for doubtful accounts	8,662,226	2,602,855	2,356,034
Impairment losses of long-lived assets	56,287,026	111,426,961	7,222,765
Share-based payment expenses	1,045,008	64,476,991	74,686,711
Unrealized foreign currency transaction loss (gains)	(1,209,646)	4,966,290	2,369,080
Transaction cost for issuance of convertible notes	3,784,959
Changes in fair value of Deferred Contingent consideration	16,941,248	26,106,460
Changes in fair value of convertible notes	65,874,310	58,280,908	4,493,605
Changes in fair value of warrant liabilities		83,966,126	(45,903,468)
Changes in fair value of ESA derivative liabilities		(19,654,006)	186,598,308
Loss of debt distinguishment	10,657,161
Accrued interests on promissory notes	5,269,007
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(11,626,637)	(24,547,169)	1,844,063
Amounts due from related parties	(1,092,991)
Inventories	8,880,522	10,012,161	(29,376,113)
Prepaid expenses and other current assets	(2,027,059)	(48,579,798)	16,088,529
Other non-current assets	9,887,639	18,416,158	(14,959,136)
Accounts payable	4,062,778	109,135,149	44,720,900
Amounts due to related parties	130,391,595	28,777,686	8,411,048
Contract liabilities	1,712,807	20,553,014	10,333,684
Other current liabilities	(76,675,057)	(1,066,449)	35,009,222
Other non-current liabilities	(963,571)	716,728	(39,247,754)
Right-of-use assets and lease liabilities	6,825,974	4,211,516	50,546,769
Net cash used in operating activities from continuing operations	(46,381,023)	(198,139,255)	(286,928,364)
Net cash provided by operating activities from discontinued operations	6,714,061	2,009,374
Net cash used in operating activities	(39,666,962)	(196,129,881)	(286,928,364)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(102,838,582)	(291,667,204)	(334,930,178)
Purchase of short-term investments			(370,242,173)
Purchase of time deposits		(17,165,400)
Proceeds from disposal of property and equipment	9,839,495	271,437
Proceeds from maturity of time deposits	17,165,400
Proceeds from disposal of short-term investments		369,297,715
Net cash (used in) / provided by investing activities from continuing operations	(75,833,687)	60,736,548	(705,172,351)
Net cash provided by (used in) investing activities from discontinued operations	67,796,931	(737,636)
Net cash (used in) / provided by investing activities	(8,036,756)	59,998,912	(705,172,351)
Cash flows from financing activities:
Proceeds from convertible notes	41,104,980
Payment of issuance costs of convertible notes	(3,784,959)
Proceeds from issuance of promissory notes	142,536,000
Proceeds from bank borrowings	700,060,825	1,003,893,914	707,579,122
Repayment of bank borrowings	(862,297,171)	(877,002,532)	(494,930,388)
Proceeds from issuance of preferred shares	713
Payments to Shaolin Capital Management LLC due to ESA Transaction		(249,470,932)
Proceed from exercise of employee share option	8,383,181	1,412,126
Payment of offering costs		(4,657,323)	(81,688,831)
Proceeds from financing through Popeyes Transaction		206,658,000
Proceeds from Merger Transaction			24,237,896
Proceeds from equity financing through PIPE Transaction			316,426,861
Proceeds from equity financing through ESA Transaction			355,535,000
Net cash provided by financing activities from continuing operations	26,003,569	80,833,253	827,159,660
Net cash provided by financing activities	26,003,569	80,833,253	827,159,660
Effect of foreign currency exchange rate changes on cash and cash equivalents	2,350,888	19,806,978	13,181,099
Net decrease in cash and cash equivalents and restricted cash	(19,349,261)	(35,490,738)	(151,759,956)
Cash and cash equivalents and restricted cash, beginning of the year	203,586,692	239,077,430	390,837,386
Cash and cash equivalents and restricted cash, at end of year	184,237,431	203,586,692	239,077,430
Less: Cash and restricted cash of discontinued operations at end of year		(1,271,738)
Cash, cash equivalents and restricted cash at end of the year	184,237,431	202,314,954	239,077,430
Supplemental disclosure of cash flow information:
Interest expenses paid	17,912,322	20,048,704	13,678,165
Income tax paid	151,983
Supplemental disclosure of non-cash investing and financing activities:
Settlement of promissory notes through issuance of convertible notes	147,819,389
Purchase of property and equipment with unpaid costs accrued within other current liabilities	75,330,611	116,595,550	139,578,631
Exchange of Public and Private warrants by issuance of ordinary shares		105,931,381
Issuance of ordinary shares to settle bonus			1,355,772
Accrued offering costs			4,039,468
Settlement of payment of coffee beans and franchise fee through issuance of convertible notes	134,277,011
Settlement of deferred contingent consideration in exchange of issuance convertible note to Cartesian	100,569,154
Settlement of deferred contingent consideration in exchange of consideration for Popeyes Disposal	11,174,350
Non-cash effect of disposal of Popeyes China	¥ 17,764,115